Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	John Hancock Funds II
Prospectus Date	rr_ProspectusDate	Dec. 31, 2011
John Hancock Retirement Choices at 2010 Portfolio | Prospectus Class R6 Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JOHN HANCOCK RETIREMENT CHOICES AT 2010 PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek high total return until the fund’s target retirement date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 109% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	109.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” have been estimated for the first year of operations of the fund’s Class R6 shares.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	“Acquired fund fees and expenses” are estimated based on the indirect net expenses associated with the fund’s investments in underlying investment companies.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fees have been restated based on changes to the underlying investment mix.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The “Total annual fund operating expenses” shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial highlights” section of this prospectus, which do not include “Acquired fund fees and expenses.”
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses ($)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the fund primarily invests its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2010.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. The John Hancock Retirement Choices at 2010 Portfolio, which is designed for investors planning to retire around the year 2010, has a target asset allocation of 8% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in fixed-income securities than will a John Hancock Retirement Choices Portfolio with a more distant target date. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the following chart. As the glide path shows, the fund’s asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

GLIDE PATH CHART

The allocations reflected in the glide path are referred to as “neutral” allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the portfolio managers’ market outlook. Any such decisions would be made from a strategic, long-term perspective. The fund has a target allocation for the broad asset classes of equity and fixed-income securities but may invest outside these target allocations to protect the fund or help it achieve its objective. The target allocation may be changed without shareholder approval if it is believed that such a change would benefit the fund and its shareholders. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year.

The fund is designed for an investor who anticipates re-evaluating his or her retirement allocation strategies at the target date. In the designated retirement year, as indicated by the fund’s name, under normal market conditions the fund is expected to have an equity allocation of 8% in underlying funds that invest primarily in equity securities, and maintain a static equity allocation of 8% in underlying funds that invest primarily in equity securities. This static allocation will be put into place after December 31st of the designated retirement year. This allocation may be appropriate for those investors who want a static allocation of about 8% in equity, however, other investors may wish to re-allocate their investment and may remove all or most of their investment at retirement.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest rate swaps and foreign currencies. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers’ allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.
Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is no guarantee that the fund will provide adequate income near, at or through retirement. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.
Because this fund has a greater exposure to underlying funds that invest primarily in fixed-income securities than John Hancock Retirement Choices Portfolios with target dates that are more distant, fixed-income securities risks are more prevalent than these other target date funds. In addition to fixed income securities risk, the funds’ other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 48 of the prospectus.

Risks of investing in the fund of funds

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Derivatives risk Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.
Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.
Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Retirement target allocation risk From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Risks of investing in the underlying funds

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by a fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation and other factors.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:
Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.
High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section normally shows how the fund’s total returns have varied from year to year, along with a broad-based securities market index for reference. Because the fund had not completed a full calendar year of performance as of the date of this prospectus, there is no past performance to report.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the fund had not completed a full calendar year of performance as of the date of this prospectus, there is no past performance to report.
John Hancock Retirement Choices at 2010 Portfolio | Prospectus Class R6 Shares | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JRTSX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.49%	[1]
Other expenses	rr_OtherExpensesOverAssets	2.30%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%	[1],[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.94%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.25%)	[4],[5]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.69%
1 Year	rr_ExpenseExampleYear01	70
3 Years	rr_ExpenseExampleYear03	697
5 Years	rr_ExpenseExampleYear05	1,349
10 Years	rr_ExpenseExampleYear10	3,100

[1]	Fees have been restated based on changes to the underlying investment mix.
[2]	"Other expenses" have been estimated for the first year of operations of the fund's Class R6 shares.
[3]	"Acquired fund fees and expenses" are estimated based on the indirect net expenses associated with the fund's investments in underlying investment companies. The "Total annual fund operating expenses" shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial highlights" section of this prospectus, which do not include "Acquired fund fees and expenses."
[4]	The adviser has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund in an amount equal to the amount by which the "Expenses" of the fund exceed 0.05% of average annual net assets (on an annualized basis) of the fund. "Expenses" means all the expenses of the fund, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly, short dividend expense, management fees, distribution and service (12b-1) fees, transfer agency and service fees, blue-sky fees and printing and postage fees. The current expense limitation agreement expires on December 31, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.
[5]	The adviser has contractually agreed to reduce its management fee or, if necessary, make payment to Class R6 shares of the fund in an amount equal to the amount by which the "Expenses" of the share class exceed 0.00% of the average annual net assets (on an annualized basis). "Expenses" means all expenses attributable to Class R6 shares, excluding all fund level expenses such as: (a) advisory fees, (b) underlying fund expenses ("acquired fund fees"), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business and (g) short dividend expense. The current expense limitation agreement expires on December 31, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.